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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-04804

The Elite Group of Mutual Funds
(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management 1325 4th Avenue, Suite 1744 Seattle, WA 98101
(Name and address of agent for service)

Registrant's telephone number, including area code:      (206) 624-5863

Date of fiscal year end:      September 30

Date of reporting period:     July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President
Date	July 8, 2010

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER V. SH	VOTED?	VOTE CAST	FOR/AGAINST MGMT
Noble Corp.	NE	H5833N103	10/29/2009	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of the amendment & restatement of the NE 1991 stock option and restricted stock plan effective as of 10/29/09.	Issuer	Yes	Against	Against
Frontier Communications	FTR	35906A108	10/27/2009	To adopt the merger plan dated 5/13/09 with Verizon Communications, New Communications Holdings, and Frontier Communications.	Issuer	Yes	For	For
				To amend the restated cert. of incorporation of FTR, as amended, to increase the number of authorized shares of FTR common stock from 600 million to 1.75 billion.	Issuer	Yes	For	For
				To approve the issuance of FTR common stock pursuant to the merger agreement.	Issuer	Yes	For	For
Abbott Labs	ABT	002824100	4/23/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of Deloitte & Touche as auditors.	Issuer	Yes	For	For
				Advisory Vote on executive compensation	Shareholder	Yes	Against	For
				Special Shareholder Meetings allowing minority shareholders the right to call a shareholder meeting	Shareholder	Yes	Against	For
AT&T	T	00206R102	4/30/2010	For the recommended Directors	Issuer	No
				Ratification of appointment of Independent Auditors.	Issuer	Yes	For	For
				Cumulative voting	Shareholder	Yes	Against	For
				Pension Credit Policy	Shareholder	Yes	Against	For
				Advisory Vote on compensation	Shareholder	Yes	Against	For
				Special Stockholder Meetings	Shareholder	Yes	Against	For
Antigenics	AGEN	037032109	5/12/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Proposal to approve an amendment to our amended and restated certificate of incorporation to effect a reverse stock split of the company's common stock at the discretion of the board of directors.	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	Yes	For	For
ITT Educational Services, Inc.	ESI	45068B109	5/4/2010	Election of Director John F. Cozzi	Issuer	Yes	Against	Against
				Election of Director Kevin M. Modany	Issuer	Yes	Against	Against
				Election of Director Lloyd G. Waterhouse	Issuer	Yes	Against	Against
				To ratify the appointment of Pricewaterhousecoopers LLP to serve as ESI's independent registered public accounting firm for it's fiscal year ending December 31, 2010.	Issuer	Yes	For	For
Frontier Communications Corp.	FTR	35906A108	5/13/2010	For the recommended directors	Issuer	Yes	Against	Against
				To consider and vote upon an advisory proposal on executive compensation.	Issuer	Yes	Against	Against
				To consider and vote upon a stockholder proposal, if presented at the meeting.	Shareholder	Yes	Against	For
				To ratify the selection of KPMG LLP as our independent registered public accounting firm for 2010.	Issuer	Yes	For	For
The Hartford Financial Services Group	HIG	416515104	5/19/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of Deloitte & Touche LLP as independent auditor of the company for 2010 fiscal year.	Issuer	Yes	For	For
				Management proposal to approve the company's 2010 incentive stock plan	Issuer	Yes	Against	Against
				Management proposal to approve the material terms of executive officer performance goals for annual incentive awards.	Issuer	Yes	Against	Against

Shareholder proposal recommending that the board of directors amend the bylaws of the company to provide for reimbursement of a shareholder or group of shareholders for expenses incurred in connection with nominating one or more candidates who are elected by shareholders in a contested election of directors.
					Shareholder	Yes	Against	For
Lincoln National Corp.	LNC	534187109	5/27/2010	For the recommended Directors	Issuer	Yes	Against	Against
				To ratify Ernst & Young LLP as our independent public acct firm for 2010.	Issuer	Yes	For	For
				To approve an amendment to our amended and restated articles of incorporation to provide for election of directors by majority vote.	Issuer	Yes	For	For
				To approve an advisory proposal on the compensation of executives as disclosed in the proxy statement	Issuer	Yes	Against	Against
STEC, Inc.	STEC	784774101	5/27/2010	For the recommended Directors	Issuer	Yes	Against	Against
				To approve the 2010 incentive award plan.	Issuer	Yes	Against	Against
				To ratify the appointment of Pricewaterhousecoopers LLP to serve as the independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	Yes	For	For
Merck & Co, Inc.	MRK	58933Y105	5/25/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of the Company's independent registered public accounting firm for 2010.	Issuer	Yes	For	For
				Proposal to adopt the 2010 incentive stock plan.	Issuer	Yes	Against	Against
				Proposal to adopt the 2010 Non-Employee Directors stock option plan.	Issuer	Yes	Against	Against
Alliance Data Systems	ADS	018581108	6/8/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of 2010 Omnibus incentive plan	Issuer	Yes	Against	Against
				To ratify the selection of Deloitte & Touche LLP as the independent registered public accounting firm of ADS corp. for 2010.	Issuer	Yes	For	For
Seabright Insurance	SBX	811656107	5/18/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of section 162(m) performance goals and annual grant limitations under the SBX amended and restated 2005 long term equity incentive plan.	Issuer	Yes	Against	Against
				Approval of an amendment to the amended and restated cert. of incorporation.	Issuer	Yes	For	For
				Ratification of the appointment of KPMG LLP as the company's independent registered public acctg. Firm for the year ending 12/31/10.	Issuer	Yes	For	For
Diamond Offshore	DO	25271C102	5/24/2010	For the recommended Directors	Issuer	Yes	Against	Against
				To ratify the appointment of Deloitte & Touche LLP as the independent auditors of the company for fiscal year 2010.	Issuer	Yes	For	For
				To transact such other business as may properly come before the annual meeting or any adjournment thereof.	Issuer	Yes	For	For
Chevron Corp.	CVX	166764100	5/26/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of Independent Registered public accounting firm.	Issuer	Yes	For	For
				Amendment to Chevron's bylaws to reduce the percentage of stockholdings required for stockholders to call a special meeting.	Issuer	Yes	For	For
				Appointment of an independent director with environmental expertise.	Shareholder	Yes	Against	For
				Holding equity based compensation through retirement.	Shareholder	Yes	Against	For
				Disclosure of payments to host governments	Shareholder	Yes	Against	For
				Guidelines for Country Selection	Shareholder	Yes	Against	For
				Financial Risks from Climate Change	Shareholder	Yes	Against	For
				Human Rights Committee	Shareholder	Yes	Against	For
Genzyme Corp.	GENZ	372917104	6/16/2010	For the recommended Directors	Issuer	Yes	Against	Against
				A proposal to amend the 2004 equity incentive plan to increase the number of shares of common stock available for issuance under the plan by 2,750,000 shares.	Issuer	Yes	Against	Against
				A proposal to amend the 2009 employee stock purchase plan to increase the number of shares of common stock available for issuance under the plan by 1,500,000.	Issuer	Yes	Against	Against
				A proposal to amend the 2007 director equity plan to increase the number of shares of common stock available for issuance under the plan by 250,000 shares.	Issuer	Yes	Against	Against
				A proposal to amend the restated articles of organization to reduce the percentage of shares required from shareholders to call a special meeting of shareholders from 90% to 40%.	Issuer	Yes	For	For
				A proposal to ratify the audit committee's selection of independent auditors for 2010.	Issuer	Yes	For	For
Devon Energy	DVN	25179M103	6/9/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratify the appointment of the company's independent auditors for 2010	Issuer	Yes	For	For
				Adopt a simple majority vote	Issuer	Yes	For	Against
Exxon Mobil	XOM	30231G102	5/26/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of independent auditors	Issuer	Yes	For	For
				Special shareholder meetings	Shareholder	Yes	Against	For
				Incorporate in North Dakota	Shareholder	Yes	Against	For
				Shareholder advisory vote on executive compensation	Shareholder	Yes	For	Against
				Amendment of EEO policy	Shareholder	Yes	Against	For
				Policy on water	Shareholder	Yes	Against	For
				Wetlands restoration policy	Shareholder	Yes	Against	For
				Report on Canadian oil sands	Shareholder	Yes	Against	For
				Report on Natural gas production	Shareholder	Yes	Against	For
				Report on energy technology	Shareholder	Yes	Against	For
				Greenhouse gas emissions goals	Shareholder	Yes	Against	For
				Planning assumptions	Shareholder	Yes	Against	For
Neutral Tandem	TNDM	64128B108	5/25/2010	For the recommended Directors	Issuer	Yes	Against	Against
				To ratify the appointment of Deloitte & Touche as TNDM's independent registered public accounting firm.	Issuer	Yes	For	For
Celgene Corp.	CELG	151020104	6/16/2010	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of KPMG LLP as the company's independent registered public acctg. Firm for the year ending 12/31/10.	Issuer	Yes	For	For
Genzyme Corp. (Gold Voting Form)	GENZ	372917104	6/16/2010	For the recommended Directors	Shareholder	Yes	Against	Against
				A proposal to amend the 2004 equity incentive plan to increase the number of shares of common stock available for issuance under the plan by 2,750,000 shares.	Shareholder	No
				A proposal to amend the 2009 employee stock purchase plan to increase the number of shares of common stock available for issuance under the plan by 1,500,000.	Shareholder	No
				A proposal to amend the 2007 director equity plan to increase the number of shares of common stock available for issuance under the plan by 250,000 shares.	Shareholder	No
				A proposal to amend the restated articles of organization to reduce the percentage of shares required from shareholders to call a special meeting of shareholders from 90% to 40%.	Shareholder	No
				A proposal to ratify the audit committee's selection of independent auditors for 2010.	Shareholder	No